Trade accounts payable (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Trade accounts payable [Abstract]
Invoices payable	R$ 116,218	R$ 101,768
Services to be billed	9,808	5,230
Related parties	2,087	1,437
Total	R$ 128,113	R$ 108,435	R$ 96,475